Cryptocurrencies (Tables)	6 Months Ended
Jun. 30, 2025
Cryptocurrencies [Abstract]
Schedule of Group's Cryptocurrencies

As of June 30, 2025 and December 31, 2024, the Group’s cryptocurrencies consist of the following:

In thousands of USD	At June 30, 2025	At December 31, 2024
Cryptocurrencies other than USDC	169,306	77,535
USDC	34	2
Total cryptocurrencies	169,340	77,537

Schedule of Details of Cryptocurrencies

The details of cryptocurrencies are as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Cost:
Beginning balances	78,479	15,377
Additions	210,126	184,296
Disposal and payments	(117,271)	(173,928)
Ending balances	171,334	25,745
Impairment:
Beginning balances	(942)	(6)
Additions	(1,052)	(823)
Ending balances	(1,994)	(829)
Net book value:
Beginning balances	77,537	15,371
Ending balances	169,340	24,916

The supplemental information of cryptocurrencies other than USDC is as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Cost:
Beginning balances	78,477	15,342
Additions	185,866	180,185
Disposal and payments	(93,043)	(169,785)
Ending balances	171,300	25,742
Impairment:
Beginning balances	(942)	(6)
Additions	(1,052)	(823)
Ending balances	(1,994)	(829)
Net book value:
Beginning balances	77,535	15,336
Ending balances	169,306	24,913